S-K 1602(c) Dilution - USD ($)	Aug. 28, 2026	May 22, 2026
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share	$ 10
No Redemption [Member] | Over-allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share		$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share		(0.01)
Net Tangible Book Value, Increase from Public Shareholders, Per Share		7.47
Net Tangible Book Value, Amount of Dilution, per Share		2.54
Net Tangible Book Value, Adjusted, per Share	7.46	$ 7.46
Net Tangible Book Value [Line Items]
Net Tangible Book Value		$ (71,944)
Net Tangible Book Value, Proceeds from Offering		254,200,000
Net Tangible Book Value, Adjusted		$ 251,676,068
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction		8,433,333
Number of Shares Used, Offering		25,300,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted		33,733,333
No Redemption [Member] | Over-allotment Option Not Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share		$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share		(0.01)
Net Tangible Book Value, Increase from Public Shareholders, Per Share		7.47
Net Tangible Book Value, Amount of Dilution, per Share		2.54
Net Tangible Book Value, Adjusted, per Share	7.46	$ 7.46
Net Tangible Book Value [Line Items]
Net Tangible Book Value		$ (71,944)
Net Tangible Book Value, Proceeds from Offering		221,200,000
Net Tangible Book Value, Adjusted		$ 218,832,968
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction		8,433,333
Number of Shares Used, Offering		22,000,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted		29,333,333
No Redemption [Member] | Deferred Underwriting Commissions [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution		$ (2,530,000)
No Redemption [Member] | Deferred Underwriting Commissions [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution		(2,200,000)
No Redemption [Member] | Overallotment Liability [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution		$ (173,100)
No Redemption [Member] | Ordinary Shares Forfeited or Cancelled [Member] | Over-allotment Option Not Exercised [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment		(1,100,000)
No Redemption [Member] | Offering Costs Accrued Or Paid In Advance [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution		$ 78,012
No Redemption [Member] | Offering Costs Accrued Or Paid In Advance [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution		$ 78,012
Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share		$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share		(0.01)
Net Tangible Book Value, Increase from Public Shareholders, Per Share		(0.15)
Net Tangible Book Value, Amount of Dilution, per Share		10.16
Net Tangible Book Value, Adjusted, per Share	(0.16)	$ (0.16)
Net Tangible Book Value [Line Items]
Net Tangible Book Value		$ (71,944)
Net Tangible Book Value, Proceeds from Offering		254,200,000
Net Tangible Book Value, Adjusted		$ (1,323,932)
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction		8,433,333
Number of Shares Used, Offering		25,300,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted		8,433,333
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	10.16
Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share		$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share		(0.01)
Net Tangible Book Value, Increase from Public Shareholders, Per Share		(0.15)
Net Tangible Book Value, Amount of Dilution, per Share		10.16
Net Tangible Book Value, Adjusted, per Share	(0.16)	$ (0.16)
Net Tangible Book Value [Line Items]
Net Tangible Book Value		$ (71,944)
Net Tangible Book Value, Proceeds from Offering		221,200,000
Net Tangible Book Value, Adjusted		$ (1,167,032)
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction		8,433,333
Number of Shares Used, Offering		22,000,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted		7,333,333
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	10.16
Redemption at 100 Percent of Maximum [Member] | Shareholder Redemptions [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution		$ (253,000,000)
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment		(25,300,000)
Redemption at 100 Percent of Maximum [Member] | Shareholder Redemptions [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution		$ (220,000,000)
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment		(22,000,000)
Redemption at 100 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution		$ (2,530,000)
Redemption at 100 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution		(2,200,000)
Redemption at 100 Percent of Maximum [Member] | Overallotment Liability [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution		$ (173,100)
Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Forfeited or Cancelled [Member] | Over-allotment Option Not Exercised [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment		(1,100,000)
Redemption at 100 Percent of Maximum [Member] | Offering Costs Accrued Or Paid In Advance [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution		$ 78,012
Redemption at 100 Percent of Maximum [Member] | Offering Costs Accrued Or Paid In Advance [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution		$ 78,012
Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share		$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share		(0.01)
Net Tangible Book Value, Increase from Public Shareholders, Per Share		6.88
Net Tangible Book Value, Amount of Dilution, per Share		3.13
Net Tangible Book Value, Adjusted, per Share	6.87	$ 6.87
Net Tangible Book Value [Line Items]
Net Tangible Book Value		$ (71,944)
Net Tangible Book Value, Proceeds from Offering		254,200,000
Net Tangible Book Value, Adjusted		$ 188,426,068
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction		8,433,333
Number of Shares Used, Offering		25,300,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted		27,408,333
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	3.13
Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share		$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share		(0.01)
Net Tangible Book Value, Increase from Public Shareholders, Per Share		6.88
Net Tangible Book Value, Amount of Dilution, per Share		3.13
Net Tangible Book Value, Adjusted, per Share	6.87	$ 6.87
Net Tangible Book Value [Line Items]
Net Tangible Book Value		$ (71,944)
Net Tangible Book Value, Proceeds from Offering		221,200,000
Net Tangible Book Value, Adjusted		$ 163,832,968
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction		8,433,333
Number of Shares Used, Offering		22,000,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted		23,833,333
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	3.13
Redemption at 25 Percent of Maximum [Member] | Shareholder Redemptions [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution		$ (63,250,000)
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment		(6,325,000)
Redemption at 25 Percent of Maximum [Member] | Shareholder Redemptions [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution		$ (55,000,000)
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment		(5,500,000)
Redemption at 25 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution		$ (2,530,000)
Redemption at 25 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution		(2,200,000)
Redemption at 25 Percent of Maximum [Member] | Overallotment Liability [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution		$ (173,100)
Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Forfeited or Cancelled [Member] | Over-allotment Option Not Exercised [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment		(1,100,000)
Redemption at 25 Percent of Maximum [Member] | Offering Costs Accrued Or Paid In Advance [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution		$ 78,012
Redemption at 25 Percent of Maximum [Member] | Offering Costs Accrued Or Paid In Advance [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution		$ 78,012
Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share		$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share		(0.01)
Net Tangible Book Value, Increase from Public Shareholders, Per Share		5.95
Net Tangible Book Value, Amount of Dilution, per Share		4.06
Net Tangible Book Value, Adjusted, per Share	5.94	$ 5.94
Net Tangible Book Value [Line Items]
Net Tangible Book Value		$ (71,944)
Net Tangible Book Value, Proceeds from Offering		254,200,000
Net Tangible Book Value, Adjusted		$ 125,176,068
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction		8,433,333
Number of Shares Used, Offering		25,300,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted		21,083,333
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	4.06
Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share		$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share		(0.01)
Net Tangible Book Value, Increase from Public Shareholders, Per Share		5.95
Net Tangible Book Value, Amount of Dilution, per Share		4.06
Net Tangible Book Value, Adjusted, per Share	5.94	$ 5.94
Net Tangible Book Value [Line Items]
Net Tangible Book Value		$ (71,944)
Net Tangible Book Value, Proceeds from Offering		221,200,000
Net Tangible Book Value, Adjusted		$ 108,832,968
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction		8,433,333
Number of Shares Used, Offering		22,000,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted		18,333,333
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	4.06
Redemption at 50 Percent of Maximum [Member] | Shareholder Redemptions [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution		$ (126,500,000)
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment		(12,650,000)
Redemption at 50 Percent of Maximum [Member] | Shareholder Redemptions [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution		$ (110,000,000)
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment		(11,000,000)
Redemption at 50 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution		$ (2,530,000)
Redemption at 50 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution		(2,200,000)
Redemption at 50 Percent of Maximum [Member] | Overallotment Liability [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution		$ (173,100)
Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Forfeited or Cancelled [Member] | Over-allotment Option Not Exercised [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment		(1,100,000)
Redemption at 50 Percent of Maximum [Member] | Offering Costs Accrued Or Paid In Advance [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution		$ 78,012
Redemption at 50 Percent of Maximum [Member] | Offering Costs Accrued Or Paid In Advance [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution		$ 78,012
Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share		$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share		(0.01)
Net Tangible Book Value, Increase from Public Shareholders, Per Share		4.21
Net Tangible Book Value, Amount of Dilution, per Share		5.8
Net Tangible Book Value, Adjusted, per Share	4.2	$ 4.2
Net Tangible Book Value [Line Items]
Net Tangible Book Value		$ (71,944)
Net Tangible Book Value, Proceeds from Offering		254,200,000
Net Tangible Book Value, Adjusted		$ 61,926,068
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction		8,433,333
Number of Shares Used, Offering		25,300,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted		14,758,333
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	5.8
Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share		$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share		(0.01)
Net Tangible Book Value, Increase from Public Shareholders, Per Share		4.2
Net Tangible Book Value, Amount of Dilution, per Share		5.81
Net Tangible Book Value, Adjusted, per Share	4.19	$ 4.19
Net Tangible Book Value [Line Items]
Net Tangible Book Value		$ (71,944)
Net Tangible Book Value, Proceeds from Offering		221,200,000
Net Tangible Book Value, Adjusted		$ 53,832,968
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction		8,433,333
Number of Shares Used, Offering		22,000,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted		12,833,333
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	$ 5.81
Redemption at 75 Percent of Maximum [Member] | Shareholder Redemptions [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution		$ (189,750,000)
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment		(18,975,000)
Redemption at 75 Percent of Maximum [Member] | Shareholder Redemptions [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution		$ (165,000,000)
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment		(16,500,000)
Redemption at 75 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution		$ (2,530,000)
Redemption at 75 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution		(2,200,000)
Redemption at 75 Percent of Maximum [Member] | Overallotment Liability [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution		$ (173,100)
Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Forfeited or Cancelled [Member] | Over-allotment Option Not Exercised [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment		(1,100,000)
Redemption at 75 Percent of Maximum [Member] | Offering Costs Accrued Or Paid In Advance [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution		$ 78,012
Redemption at 75 Percent of Maximum [Member] | Offering Costs Accrued Or Paid In Advance [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution		$ 78,012